Derivative financial instruments - Summary of derivative assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Total assets	$ 52	$ 9,538
Current	52	2,502
Non-current	0	7,036
Foreign currency collars
Disclosure of financial assets [line items]
Total assets	0	1,338
Euro forward contracts
Disclosure of financial assets [line items]
Total assets	0	1,513
Interest rate swaps
Disclosure of financial assets [line items]
Total assets	0	458
Foreign currency forward contracts
Disclosure of financial assets [line items]
Total assets	0	6,229
Share purchase warrants
Disclosure of financial assets [line items]
Total assets	$ 52	$ 0